Note 18 - Cash and Cash Equivalents and Other Investments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Detailed disclosure of cash and cash equivalents and other investments [text block]
	Year ended December 31,
	2017	2016
Cash and cash equivalents
Cash at banks	150,948	92,730
Liquidity funds	66,033	215,807
Short – term investments	113,240	91,200
	330,221	399,737
Other investments - current
Fixed Income (time-deposit, zero coupon bonds, commercial papers)	437,406	782,029
Bonds and other fixed Income	754,800	841,638
Fund Investments	-	9,475
Others	100	-
	1,192,306	1,633,142
Other investments - Non-current
Bonds and other fixed Income	123,498	248,049
Others	4,837	1,670
	128,335	249,719